Reporting entity (Details) - pillar		12 Months Ended
	Jul. 20, 2023	Dec. 31, 2023	Dec. 30, 2022
General Information About Reporting Entity [line items]
Number pillars		3
Insighta
General Information About Reporting Entity [line items]
Percentage of shareholding of an equity accounted investee (%)	50.00%	50.00%
ACT Genomics Holdings Company Limited
General Information About Reporting Entity [line items]
Percentage of voting equity interests acquired (%)			74.39%